17. TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018 [1]
TradeAccountsPayableLineItems [Line Items]
Adjustment to present value	R$ (49,269)	R$ (37,507)
Trade and accounts payable	5,796,766	5,500,008
Current	5,784,419	5,487,205
Non-current	12,347	12,803
Domestic [Member]
TradeAccountsPayableLineItems [Line Items]
Third parties	4,930,424	4,458,077
Related parties
Total	4,930,424	4,458,077
Foreign [Member]
TradeAccountsPayableLineItems [Line Items]
Third parties	915,611	1,079,438
Related parties
Total	R$ 915,611	R$ 1,079,438

[1]	The restatement refers to the adoption of IFRS 16, in which the lease liabilities were reclassified from Trade Accounts Payable to a specific line (note 19).